COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Operating Lease Commitments
Years Ending December 31,
2015	$513,630
2016	733,009
2017	754,966
2018	777,568
2019	800,842
Thereafter	134,123
$3,714,138

Years Ending December 31,
2015	$846,404
2016	733,009
2017	754,966
2018	777,567
2019	800,842
Thereafter	134,123

$4,046,911